Company level financial information - condensed statement of cash flow (Details) - CNY (¥)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Condensed statement of cash flow
Net cash from/(used in) operating activities	¥ 1,097,541,000	¥ 1,666,030,000	¥ 1,406,262,000	¥ 916,320,000
Net cash (used in)/from investing activities	177,073,000	(293,406,000)	(2,125,918,000)	(518,797,000)
Net cash from/(used in) financing activities	(1,320,899,000)	(325,956,000)	(733,559,000)	3,536,184,000
Net increase/(decrease) in cash and cash equivalents	(46,285,000)	1,046,668,000	(1,453,215,000)	3,933,707,000
Cash and cash equivalents at beginning of the year	6,489,213,000	5,348,492,000
Effect of movements in exchange rates on cash held	(27,487,000)	94,053,000	30,054,000	(16,034,000)
Cash and cash equivalents at end of the year	6,415,441,000	6,489,213,000	5,348,492,000
Parent company
Condensed statement of cash flow
Net cash from/(used in) operating activities	(22,277,000)	(43,240,000)	(16,177,000)	28,366,000
Net cash (used in)/from investing activities	259,852,000	528,830,000	120,173,000	(3,432,692,000)
Net cash from/(used in) financing activities	(1,083,077,000)	43,396,000	(395,322,000)	4,181,655,000
Net increase/(decrease) in cash and cash equivalents	(845,502,000)	528,986,000	(291,326,000)	777,329,000
Cash and cash equivalents at beginning of the year	1,225,474,000	646,921,000	925,638,000	153,889,000
Effect of movements in exchange rates on cash held	(7,513,000)	49,567,000	12,609,000	(5,580,000)
Cash and cash equivalents at end of the year	¥ 372,459,000	¥ 1,225,474,000	¥ 646,921,000	¥ 925,638,000